Long-Term Debt (Details) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Secured notes	$ 215,622	$ 159,418
Mortgage notes	1,089	2,038
Revolving credit facility	20,000	35,000
Equipment notes	540	2,627
Total debt	237,251	199,083
Unamortized deferred financing costs	(321)	(746)
Total debt, net	236,930	198,337
Current portion	41,333	35,652
Total long-term debt	$ 195,597	$ 162,685